Acquisitions and disposals (Details) - EUR (€) € in Millions	Jun. 01, 2026	Mar. 23, 2026	Feb. 12, 2026
Unilever Côte d'Ivoire (CDI)
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		99.80%
Zywie Ventures Private Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			49.00%
Grüns
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	80.00%
Consideration paid (received)	€ 767
Identifiable assets acquired (liabilities assumed)	€ 490